Note 2 - Equity Method Investment (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Equity Method Investments [Table Text Block]
Helomics Holdings Corporation

	For the Six Months Ended
	June 30, 2018
Revenue	$215,055

Gross margin	$(71,625)

Net loss from continuing operations	$(4,529,380)

Net loss to investee	$(4,331,380	)1